Pre-Tax Securities Gains (Losses) by Type (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	$ 48	$ 27	$ (5,369)
U.S. Treasury
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	77	15
Agency RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	8	15
Alt-A RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(36)	(13)	(3,113)
Prime RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(1)		(1,008)
Subprime RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(21)	(4)	(322)
European Floating Rate Notes
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(39)	(3)	(269)
Sovereign Debt
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	36
Home Equity Lines of Credit
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)			(205)
Commercial MBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)			(89)
Grantor Trust
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)			(39)
Credit Cards
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)			(26)
ABS CDOs
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)			(23)
Other Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	$ 24	$ 17	$ (275)